Impairment Charges	12 Months Ended
Jun. 29, 2013
Impairment Charges
Impairment Charges
The company recognized impairment charges in 2013, 2012 and 2011 and the significant impairments are reported on the "Impairment charges" line of the Consolidated Statements of Income. The impact of these charges is summarized in the following table:

In millions	Pretax Impairment Charge
2013
Retail	$1
2012
General corporate expenses	$14
2011
Foodservice/Other	$15

The company currently tests goodwill and intangible assets not subject to amortization for impairment in the fourth quarter of its fiscal year and whenever a significant event occurs or circumstances change that would more likely than not reduce the fair value of these intangible assets. Other long-lived assets are tested for recoverability whenever events or changes in circumstances indicate that its carrying value may not be recoverable. The following is a discussion of each impairment charge:

2013
Retail Property The company recognized a $1 million impairment charge related to machinery and equipment within the Retail segment which was determined to no longer have any future use by the company.

2012
Capitalized Computer Software The company recognized a $14 million impairment charge related to the write-down of capitalized computer software which was determined to no longer have any future use by the company. These charges were recognized as part of general corporate expenses.

2011
Foodservice/Other Property The company recognized a $15 million impairment charge related to the write-down of manufacturing equipment associated with the foodservice bakery operations of the Foodservice/Other segment.